Note 11 - Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability value

The following presents the derivative liability value by instrument type at March31, 2013 and December 31, 2012, respectively:

	March 31,	December 31,
	2013	2012
Convertible debentures	$273,312	$308,065
Common stock warrants	3,303	22,814
Convertible preferred stock	13,787	25,729
	$290,402	$356,608

	December 31,	December 31,
	2012	2011
Convertible debentures	$308,065	$–
Common stock warrants	22,814	–
Convertible preferred stock	25,729	–
	$356,608	$–

Fair market value of the derivative liability

The following is a summary of changes in the fair market value of the derivative liability during the three months ended March 31, 2013 and the year ended December 31, 2012:

Derivative
Liability
Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	376,957
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	(26,101)
Debt conversions	(58,478)
Balance, December 31, 2012	$356,608
Increase in derivative value due to issuances of convertible promissory notes	167,464
Change in fair market value of derivative liabilities due to the mark to market adjustment	(52,351)
Debt conversions	(181,319)
Balance, March 31, 2013	$290,402

Derivative
Liability
Total
Balance, December 31, 2011	$–
Increase in derivative value due to issuances of convertible promissory notes	376,957
Increase in derivative value attributable to tainted warrants	64,230
Change in fair market value of derivative liabilities due to the mark to market adjustment	(26,101)
Debt conversions	(58,478)
Balance, December 31, 2012	$356,608